CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 167,955	$ 24,017	¥ 119,171
Restricted cash	384	55	376
Short-term investments	5,090	728	0
Accounts receivable, net of allowances of RMB4,916 and RMB6,495 (US$928) as of December 31, 2024 and 2025, respectively	43,228	6,182	50,804
Prepayments and other current assets	15,306	2,188	14,264
Total current assets	231,963	33,170	184,615
Non-current assets:
Property and equipment, net	2,798	400	4,573
Operating lease right-of-use assets	14,873	2,127	17,146
Intangible assets, net	9,966	1,425	13,767
Goodwill	37,785	5,403	37,785
Long-term investments	112,609	16,103	113,506
Deferred tax assets	6	1	131
Other non-current assets	6,165	882	6,510
Total non-current assets	184,202	26,341	193,418
Total assets	416,165	59,511	378,033
Current liabilities:
Short-term loan (including short-term loan of the variable interest entity ("VIE") without recourse to the Company of RMB3,000 and nil as of December 31, 2024 and 2025, respectively)			3,000
Accounts payable (including accounts payable of the VIE without recourse to the Company of RMB26,479 and RMB32,191 (US$4,603) as of December 31, 2024 and 2025, respectively)	39,404	5,635	32,691
Deferred revenue and customer deposits (including deferred revenue and customer deposits of the VIE without recourse to the Company of RMB129,918 and RMB121,627 (US$17,392) as of December 31, 2024 and 2025, respectively)	178,650	25,547	147,111
Operating lease liabilities (including operating lease liabilities of the VIE without recourse to the Company of RMB2,750 and RMB2,526 (US$361) as of December 31, 2024 and 2025, respectively)	3,982	569	4,461
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the VIE without recourse to the Company of RMB68,349 and RMB66,896 (US$9,566) as of December 31, 2024 and 2025, respectively)	80,939	11,574	74,370
Total current liabilities	302,975	43,325	261,633
Non-current liabilities:
Operating lease liabilities (including non-current operating lease liabilities of the VIE without recourse to the Company of RMB6,437 and RMB6,117 (US$875) as of December 31, 2024 and 2025, respectively)	11,432	1,635	13,376
Deferred tax liabilities (including non-current deferred tax liabilities of the VIE without recourse to the Company of RMB3,059 and RMB1,883 (US$269) as of December 31, 2024 and 2025, respectively)	1,883	269	3,059
Other non-current liabilities (including other non-current liabilities of the VIE without recourse to the Company of RMB567 and RMB450 (US$64) as of December 31, 2024 and 2025, respectively)	450	64	567
Total non-current liabilities	13,765	1,968	17,002
Total liabilities	316,740	45,293	278,635
Commitments and contingencies
Shareholders' equity
Treasury shares (442,915 and 1,415,422 class A common shares as of December 31, 2024 and 2025, respectively)	(6,430)	(919)	(1,674)
Additional paid-in capital	1,049,029	150,009	1,045,221
Accumulated deficit	(995,292)	(142,325)	(995,715)
Accumulated other comprehensive income	18,440	2,637	20,040
Total Aurora Mobile Limited's shareholders' equity	65,798	9,409	67,922
Noncontrolling interests	33,627	4,809	31,476
Total shareholders' equity	99,425	14,218	99,398
Total liabilities and shareholders' equity	416,165	59,511	378,033
Class A Common Shares
Shareholders' equity
Common shares	40	5	39
Class B Common Shares
Shareholders' equity
Common shares	¥ 11	$ 2	¥ 11